UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10303

Buffalo Funds
(Exact name of Registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
 (Name and address of agent for service)

(913)-384-1513
Registrant's telephone number, including area code

Date of fiscal year end:  March 31, 2013

Date of reporting period:  December 31, 2012

Item 1. Schedule of Investments.

Buffalo China Fund
Schedule of Investments
December 31, 2012 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 81.86%
	Consumer Discretionary - 10.49%
	Automobiles - 9.67%
706,000	Dongfeng Motor Group Co. Ltd. - Class H	$1,111,529
310,000	Great Wall Motor Company Ltd. - Class H	997,060
		2,108,589
	Specialty Retail - 0.82%
146,410	Lentuo Internationl Inc. - ADR (a)	178,620
	Total Consumer Discretionary (Cost $2,871,858)	2,287,209

	Consumer Staples - 10.07%
	Food Products - 5.13%
355,500	Biostime International Holdings Ltd.	1,119,524

	Personal Products - 4.94%
2,526,000	Prince Frog International Holdings Ltd.	1,076,110
	Total Consumer Staples (Cost $1,729,303)	2,195,634

	Energy - 4.81%
	Oil, Gas & Consumable Fuels - 4.81%
496,000	Kunlun Energy Company Ltd.	1,048,713
	Total Energy (Cost $975,848)	1,048,713

	Financials - 28.10%
	Commercial Banks - 5.54%
384,000	BOC Hong Kong Holdings Ltd.	1,207,980

	Insurance - 22.56%
325,000	AIA Group Ltd.	1,289,059
415,000	China Life Insurance Co., Ltd. - Class H	1,374,505
801,800	PICC Property and Casuality Co. Ltd. - Class H (a)	1,145,184
130,000	Ping An Insurance (Group) Co. of China Ltd. - Class H	1,108,862
		4,917,610
	Total Financials (Cost $5,714,041)	6,125,590

	Health Care - 9.54%
	Biotechnology - 2.93%
46,900	3SBio, Inc. - ADR (a)	639,716

	Health Care Equipment & Supplies - 1.78%
748,000	Trauson Holdings Co Ltd.	387,912

	Healthcare Providers & Services - 0.12%
6,142	Concord Medical Services Holdings Ltd. - ADR	25,366

	Pharmaceuticals - 4.71%
1,336,000	Sihuan Pharmaceutical Holdings Group Ltd. (a)	593,048
900,000	Sino Biopharmaceutical	434,008
		1,027,056
	Total Health Care (Cost $1,844,003)	2,080,050

	Information Technology - 11.33%
	Communications Equipment - 4.94%
304,000	AAC Technologies Holdings Inc.	1,077,929

	Internet Software & Services - 6.39%
46,000	21Vianet Group Inc. - ADR (a)	442,060
29,000	Tencent Holdings Ltd.	951,105
		1,393,165
	Total Information Technology (Cost $2,364,056)	2,471,094

	Utilities - 7.52%
	Gas Utilities - 5.48%
140,000	China Resources Gas Group Ltd.	290,280
150,000	ENN Energy Holdings Ltd.	657,283
300,000	Towngas China Company Ltd.	248,717
		1,196,280
	Independent Power Producers & Energy Traders - 2.04%
12,000	Huaneng Power International, Inc. - ADR	445,800
	Total Utilities (Cost $1,565,639)	1,642,080

	TOTAL COMMON STOCKS (Cost $17,064,748)	17,850,370

	SHORT TERM INVESTMENT - 8.09%
	Investment Company - 8.09%
1,763,081	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	1,763,081
	Total Investment Company	1,763,081

	TOTAL SHORT TERM INVESTMENT (Cost $1,763,081)	1,763,081

	Total Investments (Cost ($18,827,829) - 89.95%	19,613,451
	Other Assets in Excess of Liabilities - 10.05%	2,192,147
	TOTAL NET ASSETS - 100.00%	$21,805,598

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Affiliated company; the Fund owns 5% or more of the outstanding voting securities of the issuer. The total value of these securities amounted to $593,048 (2.18% of net assets) at December 31, 2012.
(c)	7-day yield

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Cost of investments	$18,827,829
Gross unrealized appreciation	1,485,668
Gross unrealized depreciation	(700,046)
Net unrealized appreciation	$785,622

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

As of December 31, 2012, the country diversification was as follows:
	Fair Value	Percentage
China	13,331,614	61.14%
Hong Kong	4,518,756	20.72%
Total Common Stock	17,850,370	81.86%
Total Short Term Investment	1,763,081	8.09%
Total Investments	19,613,451	89.95%
Other Assets in Excess of Liabilities	2,192,147	10.05%
TOTAL NET ASSETS	$21,805,598	100.00%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Discovery Fund
Schedule of Investments
December 31, 2012 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 96.84%
	Consumer Discretionary - 3.37%
	Auto Components - 1.34%
83,900	BorgWarner, Inc. (a)	$6,008,918

	Diversified Consumer Services - 0.88%
484,000	LifeLock, Inc. (a)	3,934,920

	Media - 1.15%
560,600	Pandora Media Inc. (a)	5,146,308
	Total Consumer Discretionary (Cost $15,709,869)	15,090,146

	Consumer Staples - 2.59%
	Food & Staples Retailing - 0.94%
46,200	Whole Foods Market, Inc.	4,219,446

	Personal Products - 1.65%
223,400	Herbalife Ltd. (b)	7,358,796
	Total Consumer Staples (Cost $15,112,442)	11,578,242

	Energy - 5.36%
	Energy Equipment & Services - 5.36%
215,100	Baker Hughes, Inc.	8,784,684
318,600	Forum Energy Technologies Inc. (a)	7,885,350
105,825	Schlumberger Ltd. (b)	7,332,614
	Total Energy (Cost $21,544,116)	24,002,648

	Financials - 1.28%
	Capital Markets - 1.28%
205,800	Financial Engines Inc. (a)	5,710,950
	Total Financials (Cost $3,938,548)	5,710,950

	Health Care - 24.03%
	Biotechnology - 2.08%
330,093	Dyax Corp. (a)	1,148,724
111,200	Gilead Sciences, Inc. (a)	8,167,640
		9,316,364
	Health Care Equipment & Services - 1.19%
285,800	Quidel Corp. (a)	5,335,886

	Health Care Equipment & Supplies - 4.00%
380,513	Align Technology, Inc. (a)	10,559,236
110,500	Baxter International Inc.	7,365,930
		17,925,166
	Health Care Technology - 1.59%
96,750	athenahealth Inc. (a)	7,106,288

	Life Sciences Tools & Services - 4.81%
174,800	Agilent Technologies, Inc.	7,156,312
173,500	Charles River Laboratories International, Inc. (a)	6,501,045
79,000	Illumina, Inc. (a)	4,391,610
51,200	Techne Corp.	3,499,008
		21,547,975
	Pharmaceuticals - 10.36%
650,000	Akorn, Inc. (a)	8,684,000
79,100	Allergan, Inc.	7,255,843
156,100	Eli Lilly & Co.	7,698,852
184,300	Forest Laboratories, Inc. (a)	6,509,476
363,500	Hospira, Inc. (a)	11,355,739
405,000	Warner Chilcott PLC - Class A (a)(b)	4,876,200
		46,380,110
	Total Health Care (Cost $89,472,833)	107,611,789

	Heath Care - 1.04%
	Healthcare Equipment & Supplies - 1.04%
219,600	Insulet Corp. (a)	4,659,912
	Total Heath Care (Cost $4,493,582)	4,659,912

	Indusrials - 0.96%
	Commerical Services and Supplies - 0.96%
45,900	Stericycle, Inc. (a)	4,281,093
	Total Indusrials (Cost $4,216,442)	4,281,093

	Industrials - 6.73%
	Aerospace & Defense - 0.68%
113,700	Hexcel Corporation (a)	3,065,352

	Construction & Engineering - 1.81%
296,000	Quanta Services, Inc. (a)	8,077,840

	Electrical Equipment - 1.53%
61,500	Roper Industries, Inc.	6,856,020

	Machinery - 1.68%
113,100	Chart Industries, Inc. (a)	7,540,377

	Professional Services - 1.03%
98,700	The Advisory Board Co. (a)	4,618,173
	Total Industrials (Cost $19,540,696)	30,157,762

	Information Technology - 47.59%
	Communications Equipment - 10.44%
696,800	ADTRAN, Inc.	13,615,472
210,607	Aruba Networks Inc. (a)	4,370,095
56,800	F5 Networks, Inc. (a)	5,518,120
443,500	Juniper Networks, Inc. (a)	8,723,645
113,000	Motorola Solutions, Inc.	6,291,840
133,300	QUALCOMM Inc.	8,267,266
		46,786,438
	Computers & Peripherals - 9.00%
37,500	Apple Inc.	19,988,625
433,900	EMC Corp. (a)	10,977,670
278,500	NetApp, Inc. (a)	9,343,675
		40,309,970
	Electronic Equipment, Instruments & Components - 3.41%
74,000	Dolby Laboratories, Inc. - Class A	2,170,420
156,804	FARO Technologies, Inc. (a)	5,594,767
290,700	National Instruments Corporation	7,502,967
		15,268,154
	Internet Software & Services - 6.82%
240,900	Akamai Technologies, Inc. (a)	9,855,219
19,200	Equinix, Inc. (a)	3,959,040
243,000	Facebook Inc. (a)	6,471,090
9,000	Google Inc. - Class A (a)	6,384,330
309,000	Millennial Media Inc. (a)	3,871,770
		30,541,449
	IT Services - 2.14%
193,966	NeuStar, Inc. (a)	8,132,994
247,700	ServiceSource International Inc. (a)	1,449,045
		9,582,039
	Semiconductors & Semiconductor Equipment - 3.90%
245,400	Broadcom Corp. - Class A	8,149,734
98,750	Microchip Technology Inc.	3,218,263
210,400	Semtech Corp. (a)	6,091,080
		17,459,077
	Software - 11.88%
184,300	ACI Worldwide, Inc. (a)	8,052,067
54,700	ANSYS, Inc. (a)	3,683,498
120,800	Broadsoft Inc. (a)	4,388,664
204,700	Check Point Software Technologies Ltd. (a)(b)	9,751,908
102,100	Citrix Systems, Inc. (a)	6,713,075
287,800	Fortinet Inc. (a)	6,063,946
135,000	MICROS Systems, Inc. (a)	5,729,400
264,500	Oracle Corp.	8,813,140
		53,195,698
	Total Information Technology (Cost $184,536,182)	213,142,825

	Materials - 3.89%
	Chemicals - 3.89%
111,600	FMC Corp.	6,530,832
115,200	Monsanto Co.	10,903,680
	Total Materials (Cost $10,687,797)	17,434,512

	TOTAL COMMON STOCKS (Cost $369,252,507)	433,669,879

	SHORT TERM INVESTMENT - 2.23%
	Investment Company - 2.23%
9,974,693	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	9,974,693
	Total Investment Company	9,974,693

	TOTAL SHORT TERM INVESTMENT (Cost $9,974,693)	9,974,693

	Total Investments (Cost ($379,227,200) - 99.07%	443,644,572
	Other Assets in Excess of Liabilities - 0.93%	4,167,879
	TOTAL NET ASSETS - 100.00%	$447,812,451

PLC	Public Limited Company
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	7-day yield.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Cost of investments	$379,227,200
Gross unrealized appreciation	81,494,952
Gross unrealized depreciation	(17,077,580)
Net unrealized appreciation	$64,417,372

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Dividend Focus Fund
Schedule of Investments
December 31, 2012 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 18.63%
	Consumer Discretionary - 2.02%
	Hotels, Restaurants & Leisure - 2.02%
1,200	Darden Restaurants, Inc.	$54,084
1,200	McDonald's Corp.	105,852
	Total Consumer Discretionary (Cost $162,444)	159,936

	Energy - 4.91%
	Energy Equipment & Services - 0.87%
1,000	Schlumberger Ltd. (b)	69,290

	Oil, Gas & Consumable Fuels - 4.04%
1,000	BP PLC - ADR (b)	41,640
1,000	ConocoPhillips	57,990
2,000	Kinder Morgan Inc.	70,660
1,500	MPLX LP (a)	46,785
800	NuStar Energy LP	33,984
1,000	Royal Dutch Shell PLC - ADR (b)	68,950
		320,009
	Total Energy (Cost $385,245)	389,299

	Financials - 0.65%
	Insurance - 0.65%
1,500	Arthur J. Gallagher & Co.	51,975
	Total Financials (Cost $52,426)	51,975

	Health Care - 2.31%
	Pharmaceuticals - 2.31%
2,000	GlaxoSmithKline PLC - ADR (b)	86,940
500	Johnson & Johnson	35,050
1,500	Merck & Co., Inc.	61,410
	Total Health Care (Cost $183,895)	183,400

	Industrials - 1.78%
	Commercial Services & Supplies - 0.61%
3,000	Pitney Bowes Inc.	31,920
500	Waste Management, Inc.	16,870
		48,790
	Road & Rail - 1.17%
1,500	Norfolk Southern Corp.	92,760
	Total Industrials (Cost $139,835)	141,550

	Information Technology - 3.02%
	Electronic Equipment & Instruments - 0.34%
1,000	Molex Inc.	27,330

	Semiconductors & Semiconductor Equipment - 2.13%
5,000	Intel Corp.	103,150
2,000	Microchip Technology Inc.	65,180
		168,330
	Software - 0.55%
2,000	CA, Inc.	43,960
	Total Information Technology (Cost $234,340)	239,620

	Materials - 2.22%
	Chemicals - 0.57%
1,000	E.I. du Pont de Nemours & Co.	44,970

	Metals & Mining - 1.65%
1,000	Cliffs Natural Resources Inc.	38,560
2,000	Newmont Mining Corp.	92,880
		131,440
	Total Materials (Cost $164,110)	176,410

	Telecommunication Services - 1.72%
	Diversified Telecommunications - 1.72%
2,000	AT&T Inc.	67,420
1,600	Verizon Communications Inc.	69,232
	Total Telecommunication Services (Cost $137,922)	136,652

	TOTAL COMMON STOCKS (Cost $1,460,217)	1,478,842

	SHORT TERM INVESTMENTS - 6.43%
	Investment Companies - 6.43%
170,000	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	170,000
170,000	SEI Daily Income Treasury II - Class B - 0.01% (c)	170,000
170,000	The STIT-Treasury Portfolio - 0.02% (c)	170,000
	Total Investment Companies	510,000

	TOTAL SHORT TERM INVESTMENTS (Cost $510,000)	510,000

	Total Investments (Cost ($1,970,217) - 25.06%	1,988,842
	Other Assets in Excess of Liabilities - 74.94%	5,946,923
	TOTAL NET ASSETS - 100.00%	$7,935,765

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	7-day Yield

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Cost of investments	$1,970,217
Gross unrealized appreciation	28,286
Gross unrealized depreciation	(9,661)
Net unrealized appreciation	$18,625

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Flexible Income Fund
Schedule of Investments
December 31, 2012 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 50.93%
	Consumer Discretionary - 1.54%
	Hotels, Restaurants & Leisure - 1.54%
65,000	International Game Technology	$921,050
105,000	McDonald's Corp.	9,262,050
	Total Consumer Discretionary (Cost $9,832,947)	10,183,100

	Consumer Staples - 9.22%
	Beverages - 2.26%
120,000	The Coca Cola Co.	4,350,000
15,000	Diageo plc - ADR (c)	1,748,700
100,000	Dr. Pepper Snapple Group, Inc.	4,418,000
65,000	PepsiCo, Inc.	4,447,950
		14,964,650
	Food & Staples Retailing - 1.36%
40,000	Costco Wholesale Corp.	3,950,800
95,000	Sysco Corp.	3,007,700
30,000	Wal-Mart Stores, Inc.	2,046,900
		9,005,400
	Food Products - 3.27%
100,000	Campbell Soup Co.	3,489,000
100,000	ConAgra Foods, Inc.	2,950,000
170,000	General Mills, Inc.	6,869,700
30,000	H.J. Heinz Co.	1,730,400
50,000	Kellogg Co.	2,792,500
30,001	Kraft Foods Group, Inc. (a)	1,364,145
100,000	Mondelez International Inc.	2,547,000
		21,742,745
	Household Products - 2.33%
75,000	The Clorox Co.	5,491,500
15,000	Colgate-Palmolive Co.	1,568,100
35,000	Kimberly-Clark Corp.	2,955,050
80,000	The Procter & Gamble Co.	5,431,200
		15,445,850
	Total Consumer Staples (Cost $48,885,739)	61,158,645

	Energy - 15.91%
	Energy Equipment & Services - 3.24%
201,600	Baker Hughes, Inc.	8,233,344
140,000	Patterson-UTI Energy, Inc.	2,608,200
105,000	Schlumberger Ltd. (c)	7,275,450
75,000	Seadrill Partners LLC (a)(c)	1,923,750
33,000	Tidewater Inc.	1,474,440
		21,515,184

	Oil, Gas & Consumable Fuels - 12.67%
146,500	BP plc - ADR (c)	6,100,260
70,000	Chevron Corp.	7,569,800
114,000	ConocoPhillips	6,610,860
201,500	Delek Logistics Partners LP (a)	4,634,500
125,000	EQT Midstream Partners LP (a)	3,893,750
100,000	Exxon Mobil Corp.	8,655,000
30,000	Hess Corp.	1,588,800
170,000	HollyFrontier Corp.	7,913,500
50,000	Kinder Morgan Inc.	1,766,500
85,000	Linn Energy LLC	2,995,400
80,000	Marathon Oil Corp.	2,452,800
35,000	Marathon Petroleum Corp.	2,205,000
75,000	MPLX LP (a)	2,339,250
75,000	NuStar Energy L.P.	3,186,000
50,000	Phillips 66	2,655,000
150,000	Royal Dutch Shell PLC. - ADR (c)	10,342,500
360,000	Susser Petroleum Partners LP (a)	9,057,600
		83,966,520
	Total Energy (Cost $85,594,356)	105,481,704

	Financials - 1.60%
	Capital Markets - 0.11%
15,000	Northern Trust Corp.	752,400

	Insurance - 1.49%
50,000	The Allstate Corp.	2,008,500
50,000	Arthur J. Gallagher & Co.	1,732,500
60,000	Chubb Corp.	4,519,200
40,000	Cincinnati Financial Corp.	1,566,400
		9,826,600
	Total Financials (Cost $7,496,930)	10,579,000

	Health Care - 5.69%
	Health Care Equipment & Supplies - 1.01%
100,000	Baxter International, Inc.	6,666,000

	Pharmaceuticals - 4.68%
70,000	Abbott Laboratories	4,585,000
50,000	Eli Lilly & Co.	2,466,000
101,700	GlaxoSmithKline PLC - ADR (c)	4,420,899
150,000	Johnson & Johnson	10,515,000
100,000	Merck & Co., Inc.	4,094,000
200,000	Pfizer, Inc.	5,016,000
		31,096,899
	Total Health Care (Cost $31,259,967)	37,762,899

	Industrials - 5.84%
	Aerospace & Defense - 1.44%
125,000	The Boeing Co.	9,420,000
10,000	Exelis Inc.	112,700
		9,532,700
		.
	Commercial Services & Supplies - 1.83%
560,000	Pitney Bowes Inc.	5,958,400
10,000	Republic Services, Inc.	293,300
175,000	Waste Management, Inc.	5,904,500
		12,156,200
	Industrial Conglomerates - 2.22%
700,000	General Electric Co.	14,693,000

	Machinery - 0.14%
15,000	Illinois Tool Works Inc.	912,150

	Road & Rail - 0.21%
72,000	CSX Corp.	1,420,560
	Total Industrials (Cost $38,633,926)	38,714,610

	Information Technology - 5.95%
	Communications Equipment - 0.89%
300,000	Cisco Systems, Inc.	5,895,000

	IT Services - 1.59%
50,000	International Business Machines Corp. (IBM)	9,577,500
30,000	Paychex, Inc.	934,200
		10,511,700
	Semiconductors & Semiconductor Equipment - 1.86%
600,000	Intel Corp.	12,378,000

	Software - 1.61%
400,000	Microsoft Corp.	10,692,000
	Total Information Technology (Cost $40,617,777)	39,476,700

	Materials - 3.52%
	Chemicals - 1.65%
200,000	The Dow Chemical Co.	6,464,000
100,000	E.I. du Pont de Nemours & Co.	4,497,000
		10,961,000
	Metals & Mining - 1.87%
267,000	Newmont Mining Corp.	12,399,480
	Total Materials (Cost $23,553,054)	23,360,480

	Telecommunication Services - 1.08%
	Diversified Telecommunications - 1.08%
110,000	AT&T Inc.	3,708,100
80,000	Verizon Communications Inc.	3,461,600
	Total Telecommunication Services (Cost $7,221,618)	7,169,700

	Utilities - 0.58%
	Gas Utilities - 0.37%
125,000	Questar Corp.	2,470,000

	Multi-Utilities - 0.21%
25,000	OGE Energy Corp.	1,407,750
	Total Utilities (Cost $3,231,721)	3,877,750

	TOTAL COMMON STOCKS (Cost $296,328,035)	337,764,588

	CONVERTIBLE PREFERRED STOCKS - 0.47%
	Health Care - 0.47%
	Health Care Providers & Services - 0.47%
65,000	Omnicare Capital Trust II	3,124,550
	Total Health Care (Cost $3,116,034)	3,124,550

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,116,034)	3,124,550

	REITS - 0.17%
	Financials - 0.17%
	Real Estate Investment Trusts (REITs) - 0.17%
25,000	Plum Creek Timber Co., Inc.	1,109,250
	Total Financials (Cost $938,063)	1,109,250

	TOTAL REITS (Cost $938,063)	1,109,250

	CONVERTIBLE BONDS - 3.22%
	Communications - 0.07%
	Internet - 0.07%
	Liberty Interactive LLC
500,000	3.250%, 03/15/2031	475,000
	Total Communications (Cost $465,185)	475,000

	Consumer Discretionary - 0.72%
	Media - 0.72%
	Live Nation Entertainment Inc.
4,800,000	2.875%, 07/15/2027	4,776,000
	Total Consumer Discretionary (Cost $4,556,987)	4,776,000

	Health Care - 0.31%
	Health Care Providers & Services - 0.31%
	Omnicare Inc.
2,000,000	3.750%, 04/01/2042	2,046,250
	Total Health Care (Cost $1,978,602)	2,046,250

	Information Technology - 1.05%
	Software - 1.05%
	Rovi Corp.
7,000,000	2.625%, 02/15/2040	6,995,625
	Total Information Technology (Cost $6,920,909)	6,995,625

	Materials - 1.07%
	Metals & Mining - 1.07%
	Molycorp Inc.
7,500,000	6.000%, 09/01/2017	7,092,188
	Total Materials (Cost $7,500,000)	7,092,188

	TOTAL CONVERTIBLE BONDS (Cost $21,421,683)	21,385,063

	CORPORATE BONDS - 21.76%
	Consumer Discretionary - 4.59%
	Hotels, Restaurants & Leisure - 0.58%
	Ameristar Casinos, Inc.
125,000	7.500%, 04/15/2021	136,094
	Gaylord Entertainment Co.
3,700,000	6.750%, 11/15/2014	3,709,250
		3,845,344
	Leisure Equipment & Products - 0.34%
	Brunswick Corp.
2,200,000	7.375%, 09/01/2023	2,279,750
	Media - 3.11%
	Lions Gate Entertainment Inc.:
9,500,000	10.250%, 11/01/2016 (c)	10,556,874
2,500,000	4.000%, 01/11/2017 (c)(d)(f)	4,104,688
	Live Nation Entertainment Inc.
1,500,000	7.000%, 09/01/2020 (Acquired 08/15/12, Cost $1,509,375) (b)	1,573,125
	MDC Partners Inc.
3,500,000	11.000%, 11/01/2016 (c)	3,863,125
	Sirius XM Radio, Inc.
500,000	5.250%, 08/15/2022 (Aquired Various Dates, Cost $ 500,625) (b)(d)	507,500
		20,605,312
	Specialty Retail - 0.56%
	Penske Automotive Group Inc
2,500,000	5.750%, 10/01/2022 (Aquired 08/14/12, Cost $2,500,000) (b)(d)	2,587,500
	Sonic Automotive, Inc.
1,000,000	9.000%, 03/15/2018	1,102,500
		3,690,000
	Total Consumer Discretionary (Cost $27,221,064)	30,420,406

	Consumer Staples - 0.88%
	Food & Staples Retailing - 0.86%
	The Pantry, Inc.
5,400,000	8.375%, 08/01/2020 (Aquired Various Dates, Cost $5,468,000) (b)(d)	5,670,000
	Food Products - 0.02%
	Post Holdings, Inc.
125,000	7.375%, 02/15/2022 (Acquired 01/27/12, Cost $125,000) (b)(d)	137,578
	Total Consumer Staples (Cost $5,593,000)	5,807,578

	Energy - 7.27%
	Energy Equipment & Services - 0.63%
	Heckmann Corp.
3,500,000	9.875%, 04/15/2018	3,631,250
	Hornbeck Offshore Services, Inc.:
350,000	8.000%, 09/01/2017	376,250
150,000	5.875%, 04/01/2020 (f)	157,500
		4,165,000
	Oil, Gas & Consumable Fuels - 6.64%
	Alpha Natural Resources, Inc.
12,000,000	9.750%, 04/15/2018	13,020,001
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Co.
2,500,000	8.250%, 12/15/2017	2,687,500
	Frontier Oil Corp.
600,000	6.875%, 11/15/2018	648,000
	Gulfport Energy Corp.
6,500,000	7.750%, 11/01/2020	6,711,250
	Kodiak Oil & Gas Corp.
4,500,000	8.125%, 12/01/2019 (c)	4,983,750
	Swift Energy Co.
5,000,000	7.125%, 06/01/2017	5,175,000
	United Refining Co.
10,000,000	10.500%, 02/28/2018	10,900,000
		44,125,501
	Total Energy (Cost $44,759,856)	48,290,501

	Financials - 0.16%
	Capital Markets - 0.16%
	Stifel Financial Corp. Senior Note
40,000	6.700%, 01/15/2022 (a)	1,054,800
	Total Financials (Cost $1,002,400)	1,054,800

	Health Care - 2.25%
	Health Care Equipment & Supplies - 0.02%
	Hologic, Inc.
100,000	6.250%, 08/01/2020 (Acquired 07/19/12, Cost $100,000) (b)(d)	108,250
	Health Care Providers & Services - 1.71%
	Acadia Healthcare Co., Inc.
3,000,000	12.875%, 11/01/2018	3,645,000
	CHS/Community Health Systems Inc.
300,000	7.125%, 07/15/2020	320,625
	Examworks Group, Inc.
6,825,000	9.000%, 07/15/2019	7,336,875
		11,302,500
	Pharmaceuticals - 0.52%
	Warner Chilcott Corp.
3,250,000	7.750%, 09/15/2018 (c)	3,477,500
	Total Health Care (Cost $13,095,413)	14,888,250

	Industrials - 4.21%
	Aerospace & Defense - 0.75%
	Kratos Defense & Security Solutions, Inc.
4,500,000	10.000%, 06/01/2017	4,961,250
	Commercial Services & Supplies - 0.68%
	Clean Harbors, Inc.
150,000	5.250%, 08/01/2020	157,125
	R. R. Donnelley & Sons Co.
4,000,000	8.600%, 08/15/2016	4,320,000
		4,477,125
	Construction & Engineering - 0.66%
	Tutor Perini Corp.
4,200,000	7.625%, 11/01/2018	4,357,500
	Electrical Equipment - 0.66%
	Polypore International, Inc.
4,000,000	7.500%, 11/15/2017	4,380,000
	Machinery - 0.56%
	Mueller Water Products Inc.
3,570,000	7.375%, 06/01/2017	3,703,875
	Road & Rail - 0.90%
	Kansas City Southern de Mexico SA de CV
2,000,000	8.000%, 02/01/2018 (c)	2,225,000
	Quality Distribution LLC/QD Capital Corp.
3,500,000	9.875%, 11/01/2018	3,797,500
		6,022,500
	Total Industrials (Cost $26,495,614)	27,902,250

	Information Technology - 1.93%
	Electronic Equipment, Instruments & Components - 0.54%
	Kemet Corp.
3,625,000	10.500%, 05/01/2018	3,593,281
	IT Services - 0.82%
	iGATE Corp.
5,000,000	9.000%, 05/01/2016	5,443,750
	Software - 0.57%
	Audatex North America, Inc.
3,500,000	6.750%, 06/15/2018 (Acquired Various Dates, Cost $3,500,000) (b)(d)	3,762,500
	Total Information Technology (Cost $12,544,014)	12,799,531

	Materials - 0.04%
	Metals & Mining - 0.04%
	Steel Dynamics, Inc.
250,000	6.125%, 08/15/2019 (Acquired 08/02/12, Cost $250,000) (b)(d)	266,250
	Total Materials (Cost $250,000)	266,250

	Telecommunication Services - 0.43%
	Diversified Telecommunications - 0.43%
	Consolidated Communications Finance Co.
2,600,000	10.875%, 06/01/2020 (Acquired Various Dates, Cost $2,811,616) (b)(d)	2,873,000
	Total Telecommunication Services (Cost $2,811,616)	2,873,000

	TOTAL CORPORATE BONDS (Cost $133,772,977)	144,302,566

	SHORT TERM INVESTMENTS - 22.82%
	Investment Companies - 22.82%
64,300,000	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (e)	64,300,000
22,700,347	SEI Daily Income Treasury II - Class B - 0.01% (e)	22,700,347
64,300,000	The STIT-Treasury Portfolio - 0.02% (e)	64,300,000
	Total Investment Companies	151,300,347

	TOTAL SHORT TERM INVESTMENTS (Cost $151,300,347)	151,300,347

	Total Investments (Cost ($606,877,139) - 99.37%	658,986,364
	Other Assets in Excess of Liabilities - 0.63%	4,148,544
	TOTAL NET ASSETS - 100.00%	$663,134,908

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non Income Producing.
(b)	Restricted security deemed liquid. The total value of restricted securities is (17,485,703, 2.64% of net assets) at December 31, 2012.
(c)	Foreign Issued Security.
(d)	144A Security.
(e)	7-day yield
(f)	Illiquid Security. The total value of these securities amounted to $4,104,688 (0.62% of net assets) at December 31, 2012.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Cost of investments	$606,877,139
Gross unrealized appreciation	59,657,450
Gross unrealized depreciation	(7,548,225)
Net unrealized appreciation	$52,109,225

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Growth Fund
Schedule of Investments
December 31, 2012 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 97.11%
	Consumer Discretionary - 13.28%
	Auto Components - 1.30%
321,000	Gentex Corp.	$6,041,220

	Hotels, Restaurants & Leisure - 4.07%
101,100	McDonald's Corporation	8,918,031
106,900	Starwood Hotels & Resorts Worldwide, Inc.	6,131,784
59,000	Yum! Brands, Inc.	3,917,600
		18,967,415
	Household Durables - 1.93%
202,100	Harman International Industries, Inc.	9,021,744

	Textiles, Apparel & Luxury Goods - 5.98%
124,500	Coach, Inc.	6,910,995
183,400	NIKE, Inc.	9,463,440
40,900	Ralph Lauren Corp.	6,131,728
111,000	Under Armour, Inc. - Class A (a)	5,386,830
		27,892,993
	Total Consumer Discretionary (Cost $56,206,235)	61,923,372

	Consumer Staples - 3.98%
	Beverages - 2.22%
285,800	The Coca Cola Co.	10,360,250

	Food & Staples Retailing - 1.76%
221,900	Walgreen Co.	8,212,519
	Total Consumer Staples (Cost $17,517,355)	18,572,769

	Energy - 7.04%
	Energy Equipment & Services - 7.04%
252,500	Baker Hughes, Inc.	10,312,100
207,500	Lufkin Industries, Inc.	12,061,975
151,100	Schlumberger Ltd. (b)	10,469,719
	Total Energy (Cost $39,199,812)	32,843,794

	Financials - 7.29%
	Capital Markets - 4.81%
44,300	Affiliated Managers Group, Inc. (a)	5,765,645
63,900	The Goldman Sachs Group, Inc.	8,151,084
168,900	Northern Trust Corp.	8,472,024
		22,388,753
	Diversified Financial Services - 2.48%
263,500	JPMorgan Chase & Co.	11,586,095
	Total Financials (Cost $28,471,379)	33,974,848

	Health Care - 14.12%
	Health Care Equipment & Supplies - 5.35%
397,000	Align Technology, Inc. (a)	11,016,750
138,800	Baxter International, Inc.	9,252,408
114,400	Haemonetics Corp. (a)	4,672,096
		24,941,254
	Life Sciences Tools & Services - 3.17%
225,400	Agilent Technologies, Inc.	9,227,876
148,500	Charles River Laboratories International, Inc. (a)	5,564,295
		14,792,171
	Pharmaceuticals - 5.60%
144,700	Abbott Laboratories	9,477,850
90,600	Allergan, Inc.	8,310,738
168,400	Eli Lilly & Co.	8,305,488
		26,094,076
	Total Health Care (Cost $50,265,657)	65,827,501

	Indusrials - 4.00%
	Commerical Services and Supplies - 0.99%
49,600	Stericycle, Inc. (a)	4,626,192

	Machinery - 1.50%
142,600	Pentair Ltd. (b)	7,008,790

	Trading Companies & Distributors - 1.51%
34,700	W.W. Grainger, Inc.	7,022,239
	Total Indusrials (Cost $18,365,470)	18,657,221

	Industrials - 10.43%
	Aerospace & Defense - 1.99%
123,200	The Boeing Co.	9,284,352

	Air Freight & Logistics - 1.22%
62,200	FedEx Corp.	5,704,984

	Electrical Equipment - 2.35%
206,500	Emerson Electric Co.	10,936,240

	Industrial Conglomerates - 3.13%
85,200	3M Co.	7,910,820
317,100	General Electric Co.	6,655,929
		14,566,749
	Machinery - 1.74%
122,000	Chart Industries, Inc. (a)	8,133,740
	Total Industrials (Cost $40,885,071)	48,626,065

	Information Technology - 32.15%
	Communications Equipment - 5.72%
422,400	Cisco Systems, Inc.	8,300,160
467,600	Juniper Networks, Inc. (a)	9,197,692
148,100	QUALCOMM Inc.	9,185,162
		26,683,014
	Computers & Peripherals - 8.80%
39,900	Apple Inc.	21,267,897
454,400	EMC Corp. (a)	11,496,320
245,600	NetApp, Inc. (a)	8,239,880
		41,004,097
	Electronic Equipment, Instruments & Components - 1.31%
236,600	National Instruments Corp.	6,106,646

	Internet Software & Services - 7.36%
233,300	Akamai Technologies, Inc. (a)	9,544,303
172,500	eBay Inc. (a)	8,800,950
342,700	Facebook Inc. (a)	9,126,101
9,600	Google Inc. - Class A (a)	6,809,952
		34,281,306
	IT Services - 1.50%
46,200	Visa Inc.	7,002,996

	Semiconductors & Semiconductor Equipment - 5.06%
246,300	Altera Corporation	8,482,572
279,200	Broadcom Corp. - Class A	9,272,232
122,100	KLA-Tencor Corp.	5,831,496
		23,586,300
	Software - 2.40%
335,900	Oracle Corp.	11,192,188
	Total Information Technology (Cost $117,971,864)	149,856,547

	Materials - 4.82%
	Chemicals - 4.82%
217,200	E.I. du Pont de Nemours & Co.	9,767,484
75,900	Monsanto Co.	7,183,935
50,600	Praxair, Inc.	5,538,170
	Total Materials (Cost $20,279,660)	22,489,589

	TOTAL COMMON STOCKS (Cost $389,162,503)	452,771,706

	SHORT TERM INVESTMENT - 3.75%
	Investment Company - 3.75%
17,505,372	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	17,505,372
	Total Investment Company	17,505,372

	TOTAL SHORT TERM INVESTMENT (Cost $17,505,372)	17,505,372

	Total Investments (Cost ($406,667,875) - 100.86%	470,277,078
	Liabilities in Excess of Other Assets - (0.86)%	(4,004,541)
	TOTAL NET ASSETS - 100.00%	$466,272,537

(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	7-day yield

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Cost of investments	$406,667,875
Gross unrealized appreciation	73,391,468
Gross unrealized depreciation	(9,782,265)
Net unrealized appreciation	$63,609,203

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo High Yield Fund
Schedule of Investments
December 31, 2012 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 2.84%
	Consumer Staples - 0.54%
	Food Products - 0.54%
11,666	Kraft Foods Group, Inc. (a)	$530,453
35,000	Mondelez International Inc.	891,450
	Total Consumer Staples (Cost $1,072,872)	1,421,903

	Financials - 0.59%
	Diversified Financial Services - 0.59%
35,000	JPMorgan Chase & Co.	1,538,950
	Total Financials (Cost $1,604,106)	1,538,950

	Health Care - 1.71%
	Pharmaceuticals - 1.71%
48,000	Abbott Laboratories	3,144,000
19,000	Johnson & Johnson	1,331,900
	Total Health Care (Cost $3,344,229)	4,475,900

	Special Purpose Entity - 0.00%
	Broadcasting (except Internet) - 0.00%
725,000	Adelphia Recovery Trust (a)(b)(d)	0
	Total Special Purpose Entity (Cost $712,005)	0

	TOTAL COMMON STOCKS (Cost $6,733,212)	7,436,753

	CONVERTIBLE PREFERRED STOCKS - 2.49%
	Consumer Discretionary - 0.82%
	Media - 0.82%
2,005	The Interpublic Group of Companies, Inc.	2,149,741
	Total Consumer Discretionary (Cost $2,015,050)	2,149,741

	Health Care - 1.67%
	Health Care Providers & Services - 1.67%
2,500	HealthSouth Corp.	2,594,375
37,000	Omnicare Capital Trust II	1,778,590
	Total Health Care (Cost $4,334,677)	4,372,965

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,349,727)	6,522,706

	PREFERRED STOCKS - 2.30%
	Financials - 2.30%
	Capital Markets - 1.06%
52,642	AMG Capital Trust I	2,785,088

	Real Estate Management & Development - 1.24%
125,000	Firstservice Corp. (e)	3,233,750
	Total Financials (Cost $5,171,492)	6,018,838

	TOTAL PREFERRED STOCKS (Cost $5,171,492)	6,018,838

	CONVERTIBLE BONDS - 9.83%
	Consumer Discretionary - 0.39%
	Media - 0.39%
	The Interpublic Group of Companies, Inc.
1,000,000	4.750%, 03/15/2023	1,028,750
	Total Consumer Discretionary (Cost $990,000)	1,028,750

	Energy - 1.73%
	Energy Equipment & Services - 1.73%
	Hornbeck Offshore Services, Inc.
4,500,000	1.625%, 11/15/2026	4,545,000
	Total Energy (Cost $4,255,774)	4,545,000

	Financials - 0.52%
	Capital Markets - 0.52%
	Janus Capital Group, Inc.
1,300,000	3.250%, 07/15/2014	1,356,875
	Total Financials (Cost $1,302,976)	1,356,875

	Health Care - 2.78%
	Health Care Equipment & Supplies - 1.53%
	Hologic, Inc.
2,000,000	2.000%, 12/15/2037	2,003,750
	NuVasive, Inc.
2,000,000	2.250%, 03/15/2013	2,002,500
		4,006,250
	Life Sciences Tools & Services - 1.25%
	Charles River Laboratories International, Inc.
3,250,000	2.250%, 06/15/2013	3,274,375
	Total Health Care (Cost $7,216,753)	7,280,625

	Industrials - 1.97%
	Electrical Equipment - 0.83%
	General Cable Corp.
2,000,000	4.500%, 11/15/2029	2,167,500
	Machinery - 0.47%
	Chart Industries, Inc.
250,000	2.000%, 08/01/2018	309,219
	The Greenbrier Companies, Inc.
1,000,000	3.500%, 04/01/2018	913,125
		1,222,344
	Trading Companies & Distributors - 0.67%
	WESCO International, Inc.
710,000	6.000%, 09/15/2029	1,762,575
	Total Industrials (Cost $3,771,280)	5,152,419

	Information Technology - 2.36%
	Internet Software & Services - 1.22%
	DealerTrack Holdings, Inc.
3,000,000	1.500%, 03/15/2017 (f)	3,181,875
	Software - 1.14%
	Rovi Corp.
3,000,000	2.625%, 02/15/2040	2,998,125
	Total Information Technology (Cost $5,940,419)	6,180,000

	Materials - 0.08%
	Metals & Mining - 0.08%
	Steel Dynamics, Inc.
200,000	5.125%, 06/15/2014	218,625
	Total Materials (Cost $200,000)	218,625

	TOTAL CONVERTIBLE BONDS (Cost $23,677,202)	25,762,294

	CORPORATE BONDS - 64.92%
	Consumer Discretionary - 21.90%
	Diversified Consumer Services - 1.19%
	Monitronics International Inc.
3,000,000	9.125%, 04/01/2020 (b)	3,105,000
	Hotels, Restaurants & Leisure - 4.45%
	Ameristar Casinos, Inc.
125,000	7.500%, 04/15/2021 (b)	136,094
	Cedar Fair L.P.
600,000	9.125%, 08/01/2018	678,000
	Gaylord Entertainment Co.
3,000,000	6.750%, 11/15/2014	3,007,500
	Penn National Gaming, Inc.
1,600,000	8.750%, 08/15/2019	1,832,000
	Royal Caribbean Cruises Ltd.:
1,450,000	7.000%, 06/15/2013	1,493,500
1,615,000	7.500%, 10/15/2027	1,833,025
	Speedway Motorsports, Inc.
1,000,000	8.750%, 06/01/2016	1,073,750
500,000	6.750%, 02/01/2019	532,500
	Vail Resorts, Inc.
1,000,000	6.500%, 05/01/2019	1,081,250
		11,667,619
	Household Durables - 1.00%
	Jarden Corp.
2,000,000	7.500%, 05/01/2017	2,262,500
	Libbey Glass, Inc.
250,000	6.875%, 05/15/2020	270,000
	Sealy Mattress Co.
78,000	10.875%, 04/15/2016 (Acquired 05/15/09, Cost $76,511) (c)(f)	82,875
		2,615,375
	Leisure Equipment & Products - 1.19%
	Brunswick Corp.
3,000,000	7.375%, 09/01/2023	3,108,750
	Media - 7.30%
	Interactive Data Corp.
500,000	10.250%, 08/01/2018	563,125
	Lamar Media Corp.
250,000	5.875%, 02/01/2022	272,500
250,000	5.000%, 05/01/2023 (Acquired 10/25/12, Cost $250,000) (c)(f)	258,125
	Lions Gate Entertainment Inc. (e):
8,000,000	10.250%, 11/01/2016	8,889,999
1,000,000	4.000%, 01/11/2017 (b)	1,641,875
	Live Nation Entertainment Inc.
1,000,000	7.000%, 09/01/2020 (Acquired 08/15/12, Cost $1,005,625) (c)	1,048,750
	MDC Partners Inc.
3,500,000	11.000%, 11/01/2016 (e)	3,863,125
	Regal Entertainment Group
2,300,000	9.125%, 08/15/2018	2,576,000
		19,113,499
	Specialty Retail - 3.71%
	Asbury Automotive Group, Inc.
3,145,000	7.625%, 03/15/2017	3,255,075
	Penske Automotive Group Inc
2,500,000	5.750%, 10/01/2022 (Acquired 08/14/12, Cost $2,500,000) (c)	2,587,500
	Sonic Automotive, Inc.
3,525,000	9.000%, 03/15/2018	3,886,313
		9,728,888
	Textiles, Apparel & Luxury Goods - 3.06%
	Perry Ellis International, Inc.
4,000,000	7.875%, 04/01/2019	4,200,000
	Phillips Van-Heusen
3,120,000	7.750%, 11/15/2023	3,810,390
		8,010,390
	Total Consumer Discretionary (Cost $52,005,028)	57,349,521

	Consumer Staples - 5.28%
	Food & Staples Retailing - 1.05%
	The Pantry, Inc.
2,000,000	8.375%, 08/01/2020 (Acquired 07/25/12, Cost $2,000,000) (c)	2,100,000
	Susser Holdings LLC / Susser Finance Corp.
600,000	8.500%, 05/15/2016	640,500
		2,740,500
	Food Products - 1.32%
	Darling International, Inc.
100,000	8.500%, 12/15/2018	115,375
	Post Holdings, Inc.
125,000	7.375%, 02/15/2022 (Acquired 01/27/12, Cost $125,000) (c)(f)	137,578
	Smithfield Foods, Inc.
2,750,000	7.750%, 07/01/2017	3,217,500
		3,470,453
	Personal Products - 2.91%
	Prestige Brands Inc.
4,000,000	8.250%, 04/01/2018	4,455,000
	Revlon Consumer Products Corp.
3,000,000	9.750%, 11/15/2015	3,172,500
		7,627,500
	Total Consumer Staples (Cost $12,562,507)	13,838,453

	Energy - 10.21%
	Energy Equipment & Services - 1.15%
	Heckmann Corp.
1,000,000	9.875%, 04/15/2018	1,037,500
	Hornbeck Offshore Services, Inc.
600,000	5.875%, 04/01/2020	630,000
	Parker Drilling Co.
1,000,000	9.125%, 04/01/2018	1,072,500
	SESI LLC
250,000	7.125%, 12/15/2021	279,375
		3,019,375
	Oil, Gas & Consumable Fuels - 8.27%
	Alpha Natural Resources, Inc.
3,000,000	9.750%, 04/15/2018	3,255,000
	Berry Petroleum Co.
665,000	10.250%, 06/01/2014	739,813
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Co.
2,500,000	8.250%, 12/15/2017	2,687,500
	Concho Resources, Inc.
1,750,000	8.625%, 10/01/2017	1,914,063
550,000	6.500%, 01/15/2022	607,750
	Continental Resources, Inc.
100,000	8.250%, 10/01/2019	112,500
	Frontier Oil Corp.
1,000,000	6.875%, 11/15/2018	1,080,000
	Gulfport Energy Corp.
4,000,000	7.750%, 11/01/2020	4,130,000
	Suburban Propane Partner LP/Suburban Energy Finance Corp.
2,533,000	7.375%, 08/01/2021	2,767,303
	United Refining Co.
4,000,000	10.500%, 02/28/2018	4,359,999
		21,653,928
	Pipelines - 0.79%
	Inergy Midstream LP/NRGM Finance Corp.
2,000,000	6.000%, 12/15/2020 (Acquired 11/29/12, Cost $2,000,000) (c)	2,070,000
	Total Energy (Cost $25,354,471)	26,743,303

	Health Care - 4.47%
	Health Care Providers & Services - 3.04%
	Acadia Healthcare Co., Inc.
3,000,000	12.875%, 11/01/2018	3,645,000
	CHS/Community Health Systems Inc.
200,000	7.125%, 07/15/2020	213,750
	Examworks Group, Inc.
3,825,000	9.000%, 07/15/2019	4,111,875
		7,970,625
	Pharmaceuticals - 1.43%
	Warner Chilcott Corp.
3,500,000	7.750%, 09/15/2018 (e)	3,745,000
	Total Health Care (Cost $10,333,728)	11,715,625

	Industrials - 16.86%
	Aerospace & Defense - 5.24%
	AAR Corp.
3,000,000	7.250%, 01/15/2022 (Acquired 01/13/12, Cost $3,000,000) (c)(f)	3,191,250
	Kratos Defense & Security Solutions, Inc.
3,500,000	10.000%, 06/01/2017	3,858,749
	Transdigm, Inc.
1,000,000	5.500%, 10/15/2020	1,045,000
	TransDigm, Inc.
2,000,000	7.750%, 12/15/2018	2,222,500
	Triumph Group Inc.:
2,150,000	8.000%, 11/15/2017	2,332,750
1,000,000	8.625%, 07/15/2018	1,115,000
		13,765,249
	Commercial Services & Supplies - 3.41%
	Casella Waste Systems, Inc.
3,410,000	7.750%, 02/15/2019	3,256,550
	Clean Harbors, Inc.
100,000	5.250%, 08/01/2020	104,750
	Covanta Holding Corp.:
1,000,000	3.250%, 06/01/2014	1,213,125
1,000,000	7.250%, 12/01/2020	1,106,797
	R. R. Donnelley & Sons Co.
3,000,000	8.600%, 08/15/2016	3,240,000
		8,921,222
	Construction & Engineering - 1.47%
	Tutor Perini Corp.
3,700,000	7.625%, 11/01/2018	3,838,750
	Electrical Equipment - 0.42%
	Polypore International, Inc.
1,000,000	7.500%, 11/15/2017	1,095,000
	Machinery - 1.33%
	American Railcar Industries, Inc.
1,398,000	7.500%, 03/01/2014	1,415,475
	Mueller Water Products Inc.
2,000,000	7.375%, 06/01/2017	2,075,000
		3,490,475
	Perfessional Services - 0.30%
	FTI Consulting, Inc.
750,000	6.000%, 11/15/2022 (Acquired 11/09/12, Cost $750,000) (c)	780,000
	Road & Rail - 4.69%
	Kansas City Southern de Mexico SA de CV:
4,000,000	8.000%, 02/01/2018	4,450,000
2,000,000	6.625%, 12/15/2020	2,280,000
2,000,000	6.125%, 06/15/2021	2,270,000
	Quality Distribution LLC/QD Capital Corp.
3,025,000	9.875%, 11/01/2018	3,282,125
		12,282,125
	Total Industrials (Cost $41,040,249)	44,172,821

	Information Technology - 5.04%
	Electronic Equipment & Instruments - 0.20%
	Anixter Inc.
500,000	5.625%, 05/01/2019	528,750
	Electronic Equipment, Instruments & Components - 0.66%
	Kemet Corp.
1,750,000	10.500%, 05/01/2018	1,734,688
	Internet Software & Services - 0.55%
	Equinix, Inc.
250,000	7.000%, 07/15/2021	278,438
	J2 Global, Inc.
1,100,000	8.000%, 08/01/2020	1,149,500
		1,427,938
	IT Services - 2.07%
	iGATE Corp.
5,000,000	9.000%, 05/01/2016	5,443,749
	Semiconductors & Semiconductor Equipment - 0.94%
	KLA-Tencor Corp.
500,000	6.900%, 05/01/2018	601,305
	National Semiconductor Corp.
1,500,000	6.600%, 06/15/2017	1,854,296
		2,455,601
	Software - 0.62%
	Audatex North America, Inc.
1,500,000	6.750%, 06/15/2018 (Acquired 06/10/11, Cost $1,500,000) (c)(f)	1,612,500
	Total Information Technology (Cost $11,965,257)	13,203,226

	Materials - 0.31%
	Metals & Mining - 0.31%
	Steel Dynamics, Inc.:
250,000	6.125%, 08/15/2019 (Acquired 08/02/12, Cost $250,000) (c)	266,250
500,000	7.625%, 03/15/2020	555,000
	Total Materials (Cost $750,000)	821,250

	Telecommunication Services - 0.85%
	Diversified Telecommunications - 0.85%
	Consolidated Communications Finance Co.
1,000,000	10.875%, 06/01/2020 (Acquired Various Dates, Cost $1,078,063) (c)	1,105,000
	Level 3 Financing, Inc.
1,000,000	10.000%, 02/01/2018	1,120,000
	Total Telecommunication Services (Cost $2,139,698)	2,225,000

	TOTAL CORPORATE BONDS (Cost $156,150,938)	170,069,199

	SHORT TERM INVESTMENTS - 16.76%
	Investment Companies - 16.76%
25,000,000	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (g)	25,000,000
18,913,967	The STIT-Treasury Portfolio - 0.02% (g)	18,913,967
	Total Investment Companies	43,913,967

	TOTAL SHORT TERM INVESTMENTS (Cost $43,913,967)	43,913,967

	Total Investments (Cost ($241,996,538) - 99.14%	259,723,757
	Other Assets in Excess of Liabilities - 0.86%	2,263,066
	TOTAL NET ASSETS - 100.00%	$261,986,823

(a)	Non Income Producing
(b)	Illiquid Security. The total value of these securities amounted to $1,641,875 (0.63% of net assets) at December 31, 2012.
(c)	Restricted security deemed liquid. The total value of restricted securities is $23,596,703 (9.01% of net assets) at December 31, 2012.
(d)	Fair Valued Security.
(e)	Foreign Issued Security.
(f)	144A Security
(g)	7-day yield

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Cost of investments	$241,996,538
Gross unrealized appreciation	18,862,854
Gross unrealized depreciation	(1,135,635)
Net unrealized appreciation	$17,727,219

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo International Fund
Schedule of Investments
December 31, 2012 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 84.98%
	Brazil - 6.06%
	Diversified Financial Services - 1.63%
184,320	BM&F Bovespa SA	$1,260,308

	Health Care Providers & Services - 1.71%
83,200	Diagnosticos da America SA	535,975
70,000	Fleury SA	788,033
		1,324,008
	Real Estate Management & Development - 1.13%
36,000	BR Properties SA	448,352
32,000	Iguatemi Empresa de Shopping Centers SA	425,729
		874,081
	Wireless Telecommunication Services - 1.59%
62,130	Tim Participacoes SA - ADR	1,231,417
	Total Brazil (Cost $5,103,079)	4,689,814

	Canada - 0.92%
	Metals & Mining - 0.39%
8,400	Teck Resources Ltd. - Class B	305,340

	Road & Rail - 0.53%
4,000	Canadian Pacific Railway Ltd.	406,480
	Total Canada (Cost $586,042)	711,820

	Chile - 1.66%
	Beverages - 1.66%
40,500	Compania Cervecerias Unidas S.A. - ADR	1,281,015
	Total Chile (Cost $794,327)	1,281,015

	China - 2.24%
	Biotechnology - 0.84%
	3SBio, Inc. - ADR(a)	650,628

	Food Products - 0.10%
25,000	Biostime International Holdings Ltd.	78,729

	Health Care Equipment & Supplies - 0.72%
17,000	Mindray Medical International Ltd. - ADR	555,900

	IT Services - 0.24%
347,000	Travelsky Technology Ltd. - Class H	185,925

	Specialty Retail - 0.34%
217,500	Lentuo International Inc. - ADR (a)	265,350
	Total China (Cost $2,327,613)	1,736,532

	France - 12.45%
	Beverages - 2.61%
9,000	Pernod-Ricard SA	1,044,193
9,000	Remy Cointreau SA	982,801
		2,026,994
	Chemicals - 1.26%
7,700	Air Liquide SA	972,806

	Electrical Equipment - 1.61%
17,000	Schneider Electric	1,245,100

	Energy Equipment & Services - 1.72%
11,500	Technip SA	1,329,821

	Food Products - 1.55%
18,100	DANONNE S.A.	1,196,222

	Multiline Retail - 0.97%
4,000	PPR	751,247

	Software - 1.68%
11,600	Dassault Systemes S.A.	1,296,972

	Textiles, Apparel & Luxury Goods - 1.05%
4,400	LVMH Moet Hennessy Louis Vuitton SA	812,056
	Total France (Cost $7,999,627)	9,631,218

	Germany - 16.29%
	Automobiles - 0.57%
2,000	Bayerische Motoren Werke AG	194,623
7,500	Bayerische Motoren Werke AG - ADR	244,500
		439,123
	Chemicals - 1.13%
5,000	Linde AG	874,746

	Food Products - 0.92%
2,200	KWS Saat AG	708,446

	Health Care Equipment & Supplies - 2.04%
13,700	Fresenius SE & Co. KGaA	1,576,446

	Household Products - 2.16%
24,400	Henkel AG & Co. KGaA	1,674,607

	Industrial Conglomerates - 0.64%
4,500	Siemens AG - ADR	492,615

	Machinery - 0.71%
15,000	KUKA AG(a)	551,024

	Pharmaceuticals - 2.36%
3,000	Bayer AG - ADR	287,760
16,100	Bayer AG	1,535,334
		1,823,094
	Software - 2.48%
23,900	SAP AG - ADR	1,921,082

	Textiles, Apparel & Luxury Goods - 3.28%
17,700	Adidas AG	1,579,720
3,200	Puma SE	954,361
		2,534,081
	Total Germany (Cost $9,669,517)	12,595,264

	Hong Kong - 5.62%
	Gas Utilities - 0.40%
150,000	China Resources Gas Group Ltd.	311,014

	Hotels, Restaurants & Leisure - 0.22%
120,000	Mandarin Oriental International Ltd.	174,000

	Industrial Conglomerates - 4.44%
28,184	Jardine Matheson Holding Ltd.	1,758,592
46,695	Jardine Strategic Holdings Ltd.	1,670,672
		3,429,264
	Textiles, Apparel & Luxury Goods - 0.56%
160,000	Stella International Holdings Ltd.	435,875
	Total Hong Kong (Cost $3,267,600)	4,350,153

	India - 1.22%
	Pharmaceuticals - 1.22%
28,300	Dr. Reddy's Laboratories Ltd. - ADR	942,107
	Total India (Cost $721,953)	942,107

	Indonesia - 0.38%
	Wireless Telecommunication Services - 0.38%
500,000	Tower Bersama Infrastructure Tbk PT(a)	295,970
	Total Indonesia (Cost $163,943)	295,970

	Israel - 0.75%
	Pharmaceuticals - 0.75%
15,600	Teva Pharmaceutical Industries Ltd. - ADR	582,504
	Total Israel (Cost $656,068)	582,504

	Japan - 2.19%
	Machinery - 1.20%
5,000	FANUC CORP.	930,248

	Office Electronics - 0.62%
12,200	CANON INC. - ADR	478,362

	Tobacco - 0.37%
10,000	JAPAN TABACCO Inc.	282,494
	Total Japan (Cost $1,557,678)	1,691,104

	Luxembourg - 1.34%
	Wireless Telecommunication Services - 1.34%
11,900	Millicom Internationall Cellular SA	1,032,931
	Total Luxembourg (Cost $890,509)	1,032,931

	Mexico - 1.29%
	Food & Staples Retailing - 0.67%
15,800	Wal-Mart de Mexico SAB de CV - ADR	517,924

	Wireless Telecommunication Services - 0.62%
20,600	America Movil SAB de CV - ADR	476,684
	Total Mexico (Cost $910,366)	994,608

	Netherlands - 4.21%
	Computers & Peripherals - 0.47%
4,000	Gemalto NV	361,061

	Food Products - 1.83%
37,000	Unilever NV - NY Shares - ADR	1,417,100

	IT Services - 1.06%
34,600	InterXion Holding NV(a)	822,096

	Semiconductors & Semiconductor Equipment - 0.85%
10,241	ASML Holding NV - ADR	659,623
	Total Netherlands (Cost $2,635,324)	3,259,880

	Norway - 0.85%
	Commercial Services & Supplies - 0.85%
72,000	Tomra Systems ASA	655,147
	Total Norway (Cost $437,067)	655,147

	Singapore - 0.94%
	Semiconductors & Semiconductor Equipment - 0.94%
23,070	Avago Technologies Ltd.	730,396
	Total Singapore (Cost $786,720)	730,396

	Spain - 2.59%
	Food Products - 0.78%
30,303	Ebro Foods SA	601,618

	Specialty Retail - 1.81%
10,000	Inditex S.A.	1,405,071
	Total Spain (Cost $1,323,592)	2,006,689

	Sweden - 1.15%
	Communications Equipment - 1.15%
88,400	Telefonaktirbolaget LM Ericsson - ADR(a)	892,840
	Total Sweden (Cost $1,005,930)	892,840

	Switzerland - 10.50%
	Capital Markets - 3.08%
92,900	GAM Holding AG	1,264,084
31,337	Julius Baer Group Ltd.	1,115,685
		2,379,769
	Chemicals - 1.57%
15,000	Syngenta AG - ADR	1,212,000

	Electrical Equipment - 1.68%
62,400	ABB Ltd. - ADR	1,297,296

	Food Products - 1.76%
800	Barry Callebaut AG	773,952
9,000	Nestle SA	587,191
		1,361,143
	Marine - 0.23%
1,500	Kuehne + Nagel International AG	180,839

	Specialty Retail - 0.51%
3,000	Dufry AG (a)	396,696

	Textiles, Apparel & Luxury Goods - 1.67%
16,500	Cie Financiere Richemont SA - Class BR A	1,295,177
	Total Switzerland (Cost $6,981,852)	8,122,920

	Taiwan, Province of China - 1.87%
	Semiconductors & Semiconductor Equipment - 1.87%
84,281	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,446,262
	Total Taiwan, Province of China (Cost $858,239)	1,446,262

	United Kingdom - 10.46%
	Beverages - 2.50%
12,600	Diageo plc - ADR	1,468,908
10,000	SABMiller plc	464,114
		1,933,022
	Capital Markets - 2.52%
1,250	Aberdeen Asset Management PLC	7,522
35,500	Schroders PLC	792,644
41,500	Schroders PLC	1,153,064
		1,953,230
	Energy Equipment & Services - 1.14%
33,000	Petrofac Ltd.	881,961

	Health Care Equipment & Supplies - 1.07%
14,900	Smith & Nephew PLC - ADR	825,460

	Hotels, Restaurants & Leisure - 1.73%
161,085	Millennium & Copthorne Hotels PLC	1,335,411

	Internet Software & Services - 1.50%
90,000	Telecity Group PLC	1,162,304
	Total United Kingdom (Cost $6,462,447)	8,091,388

	TOTAL COMMON STOCKS (Cost $55,139,493)	65,740,562

	PREFERRED STOCKS - 3.01%
	Brazil - 3.01%
	Beverages - 2.07%
38,100	Cie de Bebidas das Americas (AMBEV) - ADR	1,599,819

	Oil, Gas & Consumable Fuels - 0.94%
37,800	Petroleo Brasileiro S.A. - ADR	729,540
	Total Brazil (Cost $2,094,368)	2,329,359

	TOTAL PREFERRED STOCKS (Cost $2,094,368)	2,329,359

	SHORT TERM INVESTMENT - 2.83%
	Investment Company - 2.83%
2,191,077	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (b)	2,191,077
	Total Investment Company	2,191,077

	TOTAL SHORT TERM INVESTMENT (Cost $2,191,077)	2,191,077

	Total Investments (Cost ($59,424,938) - 90.82%	70,260,998
	Other Assets in Excess of Liabilities - 9.18%	7,102,213
	TOTAL NET ASSETS - 100.00%	$77,363,211

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non Income Producing
(b)	7-day yield

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Cost of investments	$59,424,938
Gross unrealized appreciation	14,893,641
Gross unrealized depreciation	(4,028,276)
Net unrealized appreciation	$10,865,365

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

As of December 31, 2012, the industry diversification was as follows:
	Fair Value	Percentage
Common Stocks
Automobiles	439,123	0.57%
Beverages	5,241,031	6.77%
Biotechnology	650,628	0.84%
Capital Markets	4,332,999	5.60%
Chemicals	3,059,552	3.96%
Commercial Services & Supplies	655,147	0.85%
Communications Equipment	892,840	1.15%
Computers & Peripherals	361,061	0.47%
Diversified Financial Services	1,260,308	1.63%
Electrical Equipment	2,542,396	3.29%
Energy Equipment & Services	2,211,782	2.86%
Food & Staples Retailing	517,924	0.67%
Food Products	5,363,258	6.93%
Gas Utilities	311,014	0.40%
Health Care Equipment & Supplies	2,957,806	3.82%
Health Care Providers & Services	1,324,008	1.71%
Hotels, Restaurants & Leisure	1,509,411	1.95%
Household Products	1,674,607	2.16%
Industrial Conglomerates	3,921,879	5.07%
Internet Software & Services	1,162,304	1.50%
IT Services	1,008,021	1.30%
Machinery	1,481,272	1.92%
Marine	180,839	0.23%
Metals & Mining	305,340	0.39%
Multiline Retail	751,247	0.97%
Office Electronics	478,362	0.62%
Pharmaceuticals	3,347,705	4.33%
Real Estate Management & Development	874,081	1.13%
Road & Rail	406,480	0.53%
Semiconductors & Semiconductor Equipment	2,836,281	3.67%
Software	3,218,054	4.16%
Specialty Retail	2,067,117	2.67%
Textiles, Apparel & Luxury Goods	5,077,189	6.56%
Tobacco	282,494	0.37%
Wireless Telecommunication Services	3,037,002	3.93%
Total Common Stocks	65,740,562	84.98%

Preferred Stocks
Beverages	1,599,819	2.07%
Oil, Gas & Consumable Fuels	729,540	0.94%
Total Preferred Stocks	2,329,359	3.01%

Short Term Investment
Investment Company	2,191,077	2.83%
Total Short Term Investment	2,191,077	2.83%

Total Investments	70,260,998	90.82%
Other Assets in Excess of Liabilities	7,102,213	9.18%
TOTAL NET ASSETS	$77,363,211	100.00%

Buffalo Large Cap Fund
Schedule of Investments
December 31, 2012 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 90.89%
	Consumer Discretionary - 12.16%
	Automobiles - 3.51%
12,000	TOYOTA MOTOR CORP. - ADR (b)	$1,119,000

	Hotels, Restaurants & Leisure - 2.85%
24,350	Marriott International, Inc. - Class A	907,525

	Media - 1.16%
7,400	The Walt Disney Co.	368,446

	Textiles, Apparel & Luxury Goods - 4.64%
14,700	Luxottica Group S.P.A. - ADR (b)	607,845
16,950	NIKE, Inc.	874,620
		1,482,465
	Total Consumer Discretionary (Cost $3,161,032)	3,877,436

	Consumer Staples - 5.17%
	Food & Staples Retailing - 5.17%
7,400	Costco Wholesale Corp.	730,898
10,050	Whole Foods Market, Inc.	917,867
	Total Consumer Staples (Cost $1,331,930)	1,648,765

	Energy - 3.67%
	Energy Equipment & Services - 3.67%
16,879	Schlumberger Ltd. (b)	1,169,546
	Total Energy (Cost $912,625)	1,169,546

	Financials - 11.68%
	Capital Markets - 4.39%
5,400	The Goldman Sachs Group, Inc.	688,824
14,200	Northern Trust Corp.	712,272
		1,401,096
	Diversified Financial Services - 7.29%
12,275	American Express Co.	705,567
6,600	Franklin Resources, Inc.	829,620
17,950	JPMorgan Chase & Co.	789,262
		2,324,449
	Total Financials (Cost $2,743,682)	3,725,545

	Health Care - 15.02%
	Biotechnology - 2.30%
10,000	Gilead Sciences, Inc. (a)	734,500

	Health Care Technology - 2.56%
10,500	Cerner Corp. (a)	815,220

	Life Sciences Tools & Services - 1.37%
10,700	Agilent Technologies, Inc.	438,058

	Pharmaceuticals - 8.79%
13,800	Eli Lilly & Co.	680,616
23,500	Forest Laboratories, Inc. (a)	830,020
29,425	Hospira, Inc. (a)	919,236
3,600	Perrigo Co.	374,508
		2,804,380
	Total Health Care (Cost $4,053,566)	4,792,158

	Indusrials - 1.24%
	Trading Companies & Distributors - 1.24%
1,950	W.W. Grainger, Inc.	394,622
	Total Indusrials (Cost $383,243)	394,622

	Industrials - 10.41%
	Aerospace & Defense - 6.47%
15,100	The Boeing Co.	1,137,936
4,900	Precision Castparts Corp.	928,158
		2,066,094
	Air Freight & Logistics - 1.96%
6,800	FedEx Corp.	623,696

	Construction & Engineering - 1.98%
10,750	Fluor Corp.	631,455
	Total Industrials (Cost $2,315,446)	3,321,245

	Information Technology - 28.42%
	Communications Equipment - 6.85%
40,500	Juniper Networks, Inc. (a)	796,634
11,150	Motorola Solutions, Inc.	620,832
12,400	QUALCOMM Inc.	769,048
		2,186,514
	Computers & Peripherals - 4.91%
1,810	Apple Inc.	964,784
17,950	NetApp, Inc. (a)	602,223
		1,567,007
	Internet Software & Services - 7.79%
15,500	eBay Inc. (a)	790,810
33,100	Facebook Inc. (a)	881,452
1,150	Google Inc. - Class A (a)	815,776
		2,488,038
	IT Services - 1.71%
3,600	Visa Inc.	545,688

	Semiconductors & Semiconductor Equipment - 4.56%
23,400	Altera Corp.	805,896
19,500	Broadcom Corp. - Class A	647,595
		1,453,491
	Software - 2.60%
24,850	Oracle Corp.	828,002
	Total Information Technology (Cost $7,082,215)	9,068,740

	Materials - 3.12%
	Chemicals - 3.12%
10,500	Monsanto Co.	993,825

	Total Materials (Cost $584,943)	993,825

	TOTAL COMMON STOCKS (Cost $22,568,682)	28,991,882

	SHORT TERM INVESTMENTS - 10.73%
	Investment Companies - 10.73%
2,900,000	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	2,900,000
520,923	The STIT-Treasury Portfolio - 0.02% (c)	520,923
	Total Investment Companies	3,420,923

	TOTAL SHORT TERM INVESTMENTS (Cost $3,420,923)	3,420,923

	Total Investments (Cost ($25,989,605) - 101.62%	32,412,805
	Liabilities in Excess of Other Assets - (1.62)%	(516,613)
	TOTAL NET ASSETS - 100.00%	$31,896,192

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	7-day yield

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Cost of investments	$25,989,605
Gross unrealized appreciation	6,664,463
Gross unrealized depreciation	(241,263)
Net unrealized appreciation	$6,423,200

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Micro Cap Fund
Schedule of Investments
December 31, 2012 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 91.25%
	Consumer Discretionary - 7.21%
	Diversified Consumer Services - 1.88%
155,400	LifeLock, Inc. (a)	$1,263,402

	Hotels, Restaurants & Leisure - 1.85%
85,500	SHFL Entertainment, Inc. (a)	1,239,750

	Household Durables - 1.34%
48,100	iRobot Corp. (a)	901,394

	Textiles, Apparel & Luxury Goods - 2.14%
31,100	Oxford Industries, Inc.	1,441,796
	Total Consumer Discretionary (Cost $4,086,432)	4,846,342

	Consumer Staples - 1.76%
	Food Products - 1.76%
91,600	Smart Balance, Inc. (a)	1,181,640
	Total Consumer Staples (Cost $544,162)	1,181,640

	Financials - 3.17%
	Diversified Financial Services - 3.17%
60,400	MarketAxess Holdings, Inc.	2,132,120
	Total Financials (Cost $763,950)	2,132,120

	Health Care - 17.88%
	Health Care Equipment & Services - 1.69%
60,800	Quidel Corp. (a)	1,135,136

	Health Care Equipment & Supplies - 6.49%
50,200	Align Technology, Inc. (a)	1,393,050
17,500	ICU Medical, Inc. (a)	1,066,275
44,825	Meridian Bioscience, Inc.	907,706
21,950	Neogen Corp. (a)	994,774
		4,361,805
	Health Care Providers & Services - 3.37%
18,700	Landauer, Inc.	1,144,627
20,700	National Research Corp.	1,121,940
		2,266,567
	Health Care Technology - 6.33%
20,000	Computer Programs and Systems, Inc.	1,006,800
28,800	HealthStream, Inc. (a)	700,128
29,700	Medidata Solutions, Inc. (a)	1,163,943
92,900	Omnicell, Inc. (a)	1,381,423
		4,252,294
	Total Health Care (Cost $8,141,059)	12,015,802

	Industrials - 11.71%
	Building Products - 0.62%
42,400	Ameresco, Inc. - Class A (a)	415,944

	Commercial Services & Supplies - 1.63%
72,900	Heritage-Crystal Clean, Inc. (a)	1,094,229

	Construction & Engineering - 2.12%
63,900	MYR Group Inc. (a)	1,421,775

	Electrical Equipment - 2.15%
64,200	Thermon Group Holdings Inc. (a)	1,446,426

	Machinery - 3.81%
22,200	Chart Industries, Inc. (a)	1,480,074
27,500	Proto Labs, Inc. (a)	1,084,050
		2,564,124
	Professional Services - 1.38%
16,600	Exponent, Inc. (a)	926,778
	Total Industrials (Cost $5,488,474)	7,869,276

	Information Technology - 46.70%
	Communications Equipment - 3.11%
172,000	EXFO, Inc. (a)(b)	903,000
63,900	Procera Networks, Inc. (a)	1,185,345
		2,088,345
	Computers & Peripherals - 2.28%
19,100	Stratasys Ltd. (a)(b)	1,530,865

	Electronic Equipment, Instruments & Components - 3.63%
49,000	DTS, Inc. (a)	818,300
58,100	Electro Scientific Industries, Inc.	578,095
29,114	FARO Technologies, Inc. (a)	1,038,788
		2,435,183
	Internet Software & Services - 17.81%
62,300	comScore Inc. (a)	858,494
55,500	Cornerstone OnDemand, Inc. (a)	1,638,915
63,500	E2open, Inc. (a)	899,160
60,800	Envestnet, Inc. (a)	848,160
215,300	Internap Network Services Corp. (a)	1,494,182
87,300	Keynote Systems, Inc.	1,230,057
52,700	LogMeIn, Inc. (a)	1,181,007
83,200	SciQuest, Inc. (a)	1,319,552
40,500	SPS Commerce Inc. (a)	1,509,435
353,700	Zix Corp. (a)	990,360
		11,969,322
	Semiconductors & Semiconductor Equipment - 3.62%
18,400	NVE Corp. (a)	1,021,016
102,350	PDF Solutions, Inc. (a)	1,410,383
		2,431,399
	Software - 16.25%
16,500	ACI Worldwide, Inc. (a)	720,885
41,500	Bottomline Techologies, Inc. (a)	1,095,185
32,700	Ellie Mae, Inc. (a)	907,425
79,900	Exa Corp. (a)	777,427
42,500	FleetMatics Group PLC (a)(b)	1,069,300
48,000	Guidewire Software Inc. (a)	1,426,560
20,700	Imperva Inc. (a)	652,671
137,100	Mitek Systems, Inc. (a)	440,091
70,300	Proofpoint, Inc. (a)	865,393
66,200	PROS Holdings, Inc. (a)	1,210,798
38,500	Synchronoss Technologies, Inc. (a)	811,965
79,300	Tangoe, Inc. (a)	941,291
		10,918,991
	Total Information Technology (Cost $25,846,478)	31,374,105

	Materials - 1.31%
	Metals & Mining - 1.31%
86,500	Horsehead Holding Corp. (a)	883,165
	Total Materials (Cost $841,349)	883,165

	Telecommunication Services - 1.51%
	Diversified Telecommunication Services - 1.51%
136,900	8x8, Inc. (a)	1,011,691
	Total Telecommunication Services (Cost $621,725)	1,011,691

	TOTAL COMMON STOCKS (Cost $46,333,629)	61,314,141

	SHORT TERM INVESTMENTS - 11.39%
	Investment Companies - 11.39%
6,300,000	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	6,300,000
1,350,874	The STIT-Treasury Portfolio - 0.02% (c)	1,350,874
	Total Investment Companies	7,650,874

	TOTAL SHORT TERM INVESTMENTS (Cost $7,650,874)	7,650,874

	Total Investments (Cost ($53,984,503) - 102.64%	68,965,015
	Liabilities in Excess of Other Assets - (2.64)%	(1,770,808)
	TOTAL NET ASSETS - 100.00%	$67,194,207

PLC	Public Limited Company
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	7-day yield

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Cost of investments	$53,984,503
Gross unrealized appreciation	16,679,496
Gross unrealized depreciation	(1,698,984)
Net unrealized appreciation	$14,980,512

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Mid Cap Fund
Schedule of Investments
December 31, 2012 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 97.08%
	Consumer Discretionary - 23.73%
	Auto Components - 6.30%
230,100	Autoliv, Inc.	$15,506,439
146,450	BorgWarner, Inc. (a)	10,488,749
658,671	Gentex Corp.	12,396,188
		38,391,376
	Distributors - 1.60%
461,300	LKQ Corp. (a)	9,733,430

	Hotels, Restaurants & Leisure - 4.70%
886,200	International Game Technology	12,557,454
326,325	Life Time Fitness, Inc. (a)	16,058,453
		28,615,907
	Household Durables - 1.59%
217,200	Harman International Industries, Inc.	9,695,808

	Specialty Retail - 5.84%
255,325	Abercrombie & Fitch Co. - Class A	12,247,940
86,925	PetSmart, Inc.	5,940,455
441,475	Urban Outfitters, Inc. (a)	17,376,456
		35,564,851
	Textiles, Apparel & Luxury Goods - 3.70%
158,250	Deckers Outdoor Corp. (a)	6,372,728
332,550	Under Armour, Inc. - Class A (a)	16,138,651
		22,511,379
	Total Consumer Discretionary (Cost $108,803,311)	144,512,751

	Consumer Staples - 0.98%
	Food & Staples Retailing - 0.98%
65,575	Whole Foods Market, Inc.	5,988,965
	Total Consumer Staples (Cost $1,996,600)	5,988,965

	Energy - 1.76%
	Energy Equipment & Services - 1.76%
434,300	Forum Energy Technologies Inc. (a)	10,748,925
	Total Energy (Cost $10,027,622)	10,748,925

	Financials - 14.96%
	Capital Markets - 7.32%
116,500	Affiliated Managers Group, Inc. (a)	15,162,475
318,175	Eaton Vance Corp.	10,133,874
384,025	Northern Trust Corp.	19,262,694
		44,559,043
	Diversified Financial Services - 7.64%
272,100	Moody's Corp.	13,692,072
314,375	Morningstar, Inc.	19,752,181
424,100	MSCI, Inc. (a)	13,142,859
		46,587,112
	Total Financials (Cost $70,936,145)	91,146,155

	Health Care - 11.90%
	Health Care Equipment & Supplies - 1.49%
128,775	Varian Medical Systems, Inc. (a)	9,045,156

	Health Care Technology - 1.11%
87,050	Cerner Corporation (a)	6,758,562

	Life Sciences Tools & Services - 4.42%
165,125	Charles River Laboratories International, Inc. (a)	6,187,234
372,725	Illumina, Inc. (a)	20,719,783
		26,907,017
	Pharmaceuticals - 4.88%
395,650	Forest Laboratories, Inc. (a)	13,974,358
504,850	Hospira, Inc. (a)	15,771,514
		29,745,872
	Total Health Care (Cost $61,012,969)	72,456,607

	Industrials - 9.88%
	Commercial Services & Supplies - 1.80%
594,400	Covanta Holding Corp.	10,948,848

	Construction & Engineering - 2.66%
594,775	Quanta Services, Inc. (a)	16,231,410

	Professional Services - 3.37%
189,100	The Advisory Board Co. (a)	8,847,989
228,900	Verisk Analytics, Inc - Class A (a)	11,673,900
		20,521,889
	Road & Rail - 2.05%
164,050	Genesee & Wyoming Inc. (a)	12,480,924
	Total Industrials (Cost $47,337,784)	60,183,071

	Information Technology - 31.66%
	Communications Equipment - 3.21%
993,650	Juniper Networks, Inc. (a)	19,545,096

	Electronic Equipment, Instruments & Components - 3.99%
555,925	Dolby Laboratories, Inc. - Class A	16,305,280
309,950	National Instruments Corp.	7,999,810
		24,305,090
	Internet Software & Services - 5.39%
549,800	Akamai Technologies, Inc. (a)	22,492,317
50,000	Equinix, Inc. (a)	10,310,000
		32,802,317
	IT Services - 5.35%
81,200	Fiserv, Inc. (a)	6,417,236
360,350	NeuStar, Inc. (a)	15,109,475
371,975	VeriFone Systems, Inc. (a)	11,040,218
		32,566,929
	Semiconductors & Semiconductor Equipment - 3.80%
290,300	Altera Corp.	9,997,932
275,175	KLA-Tencor Corp.	13,142,358
		23,140,290
	Software - 9.92%
131,600	ANSYS, Inc. (a)	8,861,944
847,100	Electronic Arts Inc. (a)	12,308,363
587,600	Fortinet Inc. (a)	12,380,732
140,925	MICROS Systems, Inc. (a)	5,980,857
143,250	Red Hat, Inc. (a)	7,586,520
249,450	Solera Holdings Inc.	13,338,091
		60,456,507
	Total Information Technology (Cost $158,309,618)	192,816,229

	Materials - 2.21%
	Chemicals - 2.21%
229,850	FMC Corp.	13,450,822
	Total Materials (Cost $6,426,334)	13,450,822

	TOTAL COMMON STOCKS (Cost $464,850,383)	591,303,525

	SHORT TERM INVESTMENT - 1.45%
	Investment Company - 1.45%
8,852,993	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (b)	8,852,993
	Total Investment Company	8,852,993

	TOTAL SHORT TERM INVESTMENT (Cost $8,852,993)	8,852,993

	Total Investments (Cost ($473,703,376) - 98.53%	600,156,518
	Other Assets in Excess of Liabilities - 1.47%	8,935,011
	TOTAL NET ASSETS - 100.00%	$609,091,529

(a)	Non Income Producing
(b)	7-day yield

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Cost of investments	$473,703,376
Gross unrealized appreciation	140,684,255
Gross unrealized depreciation	(14,231,113)
Net unrealized appreciation	$126,453,142

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Small Cap Fund
Schedule of Investments
December 31, 2012 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 96.85%
	Consumer Discretionary - 12.60%
	Auto Components - 1.37%
2,090,514	Gentex Corp.	$39,343,473

	Hotels, Restaurants & Leisure - 3.44%
2,000,700	Life Time Fitness, Inc. (a)	98,454,447

	Household Durables - 2.06%
1,323,400	Harman International Industries, Inc.	59,076,576

	Media - 1.48%
4,607,650	Pandora Media Inc. (a)	42,298,227

	Textiles, Apparel & Luxury Goods - 4.25%
787,550	Deckers Outdoor Corporation (a)	31,714,639
1,039,975	Oxford Industries, Inc. (d)	48,213,241
1,662,250	Vera Bradley, Inc. (a)	41,722,475
		121,650,355
	Total Consumer Discretionary (Cost $246,576,804)	360,823,078

	Consumer Staples - 2.26%
	Food & Staples Retailing - 2.26%
1,344,800	The Fresh Market, Inc. (a)	64,671,432
	Total Consumer Staples (Cost $58,061,359)	64,671,432

	Consumer Discretionary - 0.95%
	Specialty Retail - 0.95%
514,525	Hibbett Sports Inc. (a)	27,115,468
	Total Consumer Discretionary (Cost $27,625,368)	27,115,468

	Energy - 2.62%
	Energy Equipment & Services - 2.62%
	Lufkin Industries, Inc.	75,028,391
	Total Energy (Cost $78,704,724)	75,028,391

	Financials - 11.42%
	Capital Markets - 5.93%
1,768,175	Financial Engines Inc. (a)	49,066,856
1,436,650	Stifel Financial Corp. (a)	45,929,701
2,157,500	Waddell & Reed Financial, Inc. - Class A	75,124,150
		170,120,707
	Diversified Financial Services - 4.18%
1,844,206	MarketAxess Holdings, Inc. (c)	65,100,471
868,150	Morningstar, Inc. (c)	54,545,865
		119,646,336
	Real Estate Management & Development - 1.31%
1,323,100	FirstService Corp. (a)(b)(c)	37,390,806
	Total Financials (Cost $175,392,888)	327,157,849

	Health Care - 13.17%
	Health Care Equipment & Supplies - 6.15%
4,135,157	Align Technology, Inc. (a)(d)	114,750,607
1,503,300	Haemonetics Corp. (a)	61,394,772
		176,145,379
	Health Care Technology - 2.24%
873,400	athenahealth Inc. (a)	64,151,230

	Life Sciences Tools & Services - 4.00%
2,040,900	ICON PLC - ADR (a)(b)(c)	56,655,384
847,400	Techne Corp.	57,911,316
		114,566,700
	Pharmaceuticals - 0.78%
1,677,275	Akorn, Inc. (a)	22,408,394
	Total Health Care (Cost $243,213,997)	377,271,703

	Heath Care - 0.41%
	Healthcare Equipment & Supplies - 0.41%
558,750	Insulet Corp. (a)	11,856,675
	Total Heath Care (Cost $11,692,418)	11,856,675

	Industrials - 16.57%
	Aerospace & Defense - 3.51%
3,730,250	Hexcel Corp. (a)	100,567,540

	Electrical Equipment - 2.57%
1,585,750	Polypore International, Inc. (a)	73,737,375

	Machinery - 3.70%
691,950	Chart Industries, Inc. (a)	46,132,307
437,319	Valmont Industries, Inc.	59,715,909
		105,848,216
	Professional Services - 6.05%
2,021,060	The Corporate Executive Board Co. (c)(d)	95,919,507
866,150	Costar Group, Inc. (a)	77,407,826
		173,327,333
	Road & Rail - 0.74%
278,160	Genesee & Wyoming Inc. (a)	21,162,413
	Total Industrials (Cost $253,233,282)	474,642,877

	Information Technology - 36.85%
	Communications Equipment - 4.94%
4,945,158	ADTRAN, Inc. (d)	96,628,387
2,167,950	Aruba Networks Inc. (a)	44,984,963
		141,613,350
	Computers & Peripherals - 3.63%
1,297,650	Stratasys Ltd. (a)(b)	104,006,648
	Electronic Equipment, Instruments & Components - 2.03%
734,650	DTS, Inc. (a)	12,268,655
1,774,462	National Instruments Corp.	45,798,864
		58,067,519
	Internet Software & Services - 8.34%
1,497,450	Angie's List Inc. (a)	17,954,426
1,044,850	Cornerstone OnDemand, Inc. (a)	30,854,420
2,664,800	DealerTrack Holdings Inc. (a)(c)(d)	76,533,055
3,299,725	Dice Holdings Inc. (a)(c)(d)	30,291,476
3,398,450	Internap Network Services Corp. (a)(c)(d)	23,585,243
1,893,450	LogMeIn, Inc. (a)(d)	42,432,214
1,381,500	Millennial Media Inc. (a)	17,310,195
		238,961,029
	IT Services - 3.20%
235,036	InterXion Holding NV (a)(b)	5,584,455
1,832,000	NeuStar, Inc. (a)	76,815,760
1,600,000	ServiceSource International Inc. (a)	9,360,000
		91,760,215
	Semiconductors & Semiconductor Equipment - 5.89%
927,546	Cabot Microelectronics Corp.	32,937,158
2,397,718	MKS Instruments, Inc. (c)	61,813,170
2,552,958	Semtech Corp. (a)	73,908,135
		168,658,463
	Software - 8.82%
1,642,450	ACI Worldwide, Inc. (a)	71,758,640
769,850	Advent Software, Inc. (a)	16,459,393
697,100	Broadsoft Inc. (a)	25,325,643
1,000,300	Infoblox, Inc. (a)	17,975,391
631,300	Manhattan Associates, Inc. (a)	38,092,642
2,549,300	RealD Inc. (a)(d)	28,577,653
314,500	RealPage, Inc. (a)	6,783,765
502,300	The Ultimate Software Group, Inc. (a)	47,422,143
		252,395,270
	Total Information Technology (Cost $819,769,830)	1,055,462,494

	TOTAL COMMON STOCKS (Cost $1,914,270,670)	2,774,029,967

	SHORT TERM INVESTMENT - 3.91%
	Investment Company - 3.91%
112,082,597	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (e)	112,082,597
	Total Investment Company	112,082,597

	TOTAL SHORT TERM INVESTMENT (Cost $112,082,597)	112,082,597

	Total Investments (Cost ($2,026,353,267) - 100.76%	2,886,112,564
	Liabilities in Excess of Other Assets - (0.76)%	(21,844,336)
	TOTAL NET ASSETS - 100.00%	$2,864,268,228

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Portion or all of these securities deemed illiquid
(d)
Affiliated Company; the Fund owns 5% or more of the outstanding voting securities of the issuer. The total value of these securities amounted to $556,931,385 (19.44% of net assets) at September 30, 2012.

(e)	7-day yield

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Cost of investments	$2,026,353,267
Gross unrealized appreciation	953,535,265
Gross unrealized depreciation	(93,775,968)
Net unrealized appreciation	$859,759,297

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

INVESTMENT VALUATION

Corporate stocks and bonds traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and asked price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (NAV) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold.

As of December 31, 2012, the Buffalo High Yield Fund held one fair valued security, with a market value of $0 or 0.00% of total net assets. In addition, with respect to the valuation of securities principally traded on foreign markets, the Buffalo China Fund and the Buffalo International Fund use a fair value pricing service approved by the Funds’ Board which employs quantitative models to adjust for “stale” prices caused by the movement of other markets and other factors occurring after the close of the foreign markets, but before the close of the New York Stock Exchange (NYSE).

Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, unless the Board determines that amortized cost does not represent fair value.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

Summary of Fair Value Exposure at December 31, 2012

In accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codifications (ASC) 820, Fair Value Measurements and Disclosure (ASC 820), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3—Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

In January 2010, the FASB issued ASU No. 2010-06, “Improving Disclosures about Fair Valued Measurements,” which amends the disclosure requirements related to recurring and nonrecurring fair value measurements. The guidance requires new disclosures on the transfers of assets and liabilities between Level 1 (quoted prices in active market for identical assets or liabilities) and Level 2 (significant other observable inputs) of the fair value measurement hierarchy, including the reasons and the timing of the transfers, Additionally, the guidance requires a rollforward of activities on purchases, sales, issuance and settlements of assets al liabilities measured using significant unobservable inputs (Level 3 fair value measurements). Other than requiring additional disclosures, the adoption of this new guidance did not have material impact on the financial statements.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in Note 9—Foreign Investment Risks, to the financial statements.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of December 31, 2012. These assets are measured on a recurring basis.

Buffalo China Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	1,731,562	16,118,808	-	17,850,370
Short Term Investment	1,763,081	-	-	1,763,081
Total*	3,494,643	16,118,808	-	19,613,451

Buffalo Discovery Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	433,669,879	-	-	433,669,879
Short Term Investment	9,974,693	-	-	9,974,693
Total*	443,644,572	-	-	443,644,572

Buffalo Dividend Focus Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	1,478,842	-	-	1,478,842
Short Term Investment	510,000	-	-	510,000
Total*	1,988,842	-	-	1,988,842

Buffalo Flexible Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	337,764,588	-	-	337,764,588
REITS	1,109,250	-	-	1,109,250
Convertible Bonds		21,385,063	-	21,385,063
Corporate Bonds	-	144,302,566	-	144,302,566
Short Term Investments	151,300,347	-	-	151,300,347
Other Financial Instruments	3,124,550	-	-	3,124,550
Total*	493,298,735	165,687,629	-	658,986,364

Buffalo Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	452,771,706	-	-	452,771,706
Short Term Investment	17,505,372	-	-	17,505,372
Total*	470,277,078	-	-	470,277,078

Buffalo High Yield Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	7,436,753	-	-	7,436,753
Convertible Preferred Stocks	6,522,706	-	-	6,522,706
Preferred Stocks
Financials	3,233,750	2,785,088	-	6,018,838
Convertible Bonds	-	25,762,294	-	25,762,294
Corporate Bonds	-	170,069,199	-	170,069,199
Short Term Investment	43,913,967	-	-	43,913,967
Total*	61,107,176	198,616,581	-	259,723,757

Buffalo International Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	26,026,847	39,713,715	-	65,740,562
Preferred Stocks	2,329,359	-	-	2,329,359
Short Term Investment	2,191,077	-	-	2,191,077
Total*	30,547,283	39,713,715	-	70,260,998

Buffalo Large Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	28,991,882			28,991,882
Short Term Investment	3,420,923	-	-	3,420,923
Total*	32,412,805	-	-	32,412,805

Buffalo Micro Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	61,314,141	-	-	61,314,141
Short Term Investment	7,650,874	-	-	7,650,874
Total*	68,965,015	-	-	68,965,015

Buffalo Mid Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	591,303,525	-	-	591,303,525
Short Term Investment	8,852,993	-	-	8,852,993
Total*	600,156,518	-	-	600,156,518

Buffalo Small Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	2,774,029,967	-	-	2,774,029,967
Short Term Investment	112,082,597	-	-	112,082,597
Total*	2,886,112,564	-	-	2,886,112,564

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

The following is a reconciliation of the Buffalo Flexible Income Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2012:

Investments in Securities
Period Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	December 31, 2012
Fair Value as of 3/31/2012	$5,875,247
Total unrealized gain included in earnings	(18,808)
Realized gain included in earnings	14,211
Sales	(2,445,000)
Transfer out of Level 3*	(3,425,650)
Fair Value as of 12/31/2012	$-

The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date	$-

* The basis for recognizing and valuing transfers is as of the beginning of the period in which transfers occur.

The following is a reconciliation of the Buffalo High Yield Income Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2012:

Investments in Securities
Period Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	December 31, 2012
Fair Value as of 3/31/2012**	$4,284,729
Total unrealized losses included in earnings	(5,469)
Sales	(2,909,000)
Transfer out of Level 3*	(1,370,260)
Fair Value as of 12/31/2012**	$-

The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date	$(5,469)

* The basis for recognizing and valuing transfers is as of the beginning of the period in which transfers occur.
** Includes a security that was valued at $0 based on unobservable inputs as of March 31, 2012. There was no change in value in the investment(s) during the period ended December 31, 2012.

There were no significant transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period for the Buffalo Dividend Focus Fund, Buffalo Growth Fund, Buffalo Large Cap Fund, Buffalo Micro Cap Fund, Buffalo Mid Cap Fund, Buffalo Discovery Fund and Buffalo Small Cap Fund. During the year, there were the following transfers between Levels 1, Level 2 and Level 3:

	Market Value Transferred Between
Fund	Level 1 & Level 2	Level 2 & Level 3
Buffalo China Fund**	16,118,808
Buffalo Flexible Income Fund*	-	3,853,125
Buffalo International Fund**	39,713,715
Buffalo High Yield Fund*	-	1,541,250

* Transfer out of Level 3 is due to one security being priced by the pricing service. The security was previously fair valued under procedures approved by the Board of Trustees.
** Transfer into Level 2 is due to the Fair Valuation Trigger being met.

FASB ASC 815, Derivatives and Hedging (ASC 815) is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. The Buffalo Flexible Income Fund is the only Fund that has maintained any positions in derivative instruments or engaged in hedging activities during the nine months ended December 31, 2012.

The number of option contracts written and the premiums received by the Buffalo Flexible Income Fund during the period ended December 31, 2012 were as follows:

	CALL OPTIONS WRITTEN
	CONTRACTS	PREMIUMS
Outstanding, March 31, 2012	3,526	209,626
Options written	20,419	843,549
Options terminated in closing transaction	(500)	(44,891)
Options exercised	(8,270)	(246,468)
Options expired	(15,175)	(761,816)
Outstanding, Decemder 31, 2012	-	-

The following is a summary of the fair value of derivative instruments as of December 31, 2012:

Derivative Investment Type	Value
Liability Derivatives
Buffalo Flexible Income Fund
Written Options - equity contracts	$-

The following is a summary of the effect of derivative investments on Realized Gain (loss) and Change in Unrealized Appreciation/Depreciation on Options in the Funds as of December 31, 2012:

Realized Gain (Loss)
Derivative Investment Type	on Options
Liability Derivatives
Buffalo Flexible Income Fund
Written Options - equity contracts	$750,927

Change in Unrealized
Derivative Investment Type	Appreciation/Depreciation on Options
Liability Derivatives
Buffalo Flexible Income Fund
Written Options - equity contracts	$(47,701)

TRANSACTIONS WITH AFFILIATES:*

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate fair value of all securities of affiliated companies held in the Buffalo China Fund and the Buffalo Small Cap Fund as of December 31, 2012 amounted to $556,048 and $549,931,385, respectively, representing 2.72% and 19.44% of net assets, respectively. There were no affiliates companies held in any other Funds. A summary of affiliated transactions for each company which is an affiliate at December 31, 2012 or was an affiliate during the period ended December 31, 2012 is as follows:

Buffalo China Fund

	Sihuan Pharmaceutical Holdings Group Ltd.	Total

March 31, 2012
Balance
Shares	-	-
Cost	$-	$-

Gross Additions
Shares	1,077,250	-
Cost	$450,085	$450,085

Gross Deductions
Shares	-	-
Cost	$-	$-

September 30, 2012
Balance
Shares	1,336,000	-
Cost	$551,518	$551,518

Realized gain (loss)	$-	$-

Investment income	$3,616	$3,616

Buffalo Small Cap Fund
	ADTRAN, Inc.	Align Technology, Inc.	Capella Education Co. (1)	The Corporate Executive Board Co.	DealerTrack Holdings Inc.	Dice Holdings Inc.	Internap Network Services Corp.

March 31, 2012
Balance
Shares	-	4,294,425	-	2,393,210	2,787,050	3,299,725	3,130,500
Cost	$-	$46,006,128	$-	$45,498,413	$45,590,662	$38,056,552	$45,426,094

Gross Additions
Shares	1,715,808	555,000	-	-	-	-	267,950
Cost	$31,677,384	$15,296,460	$-	$-	$-	$-	$1,901,311

Gross Deductions
Shares	-	714,268	40,600	372,150	122,250	-	-
Cost	$-	$9,507,924	$2,450,144	$8,646,497	$2,269,057	$-	$-

September 30, 2012
Balance
Shares	4,306,408	4,135,157	-	2,021,060	2,664,800	3,299,725	3,398,450
Cost	$94,446,508	$51,794,664	$-	$36,851,916	$43,321,605	$38,056,552	$47,327,405

Realized gain (loss)	$-	$12,439,937	$(1,162,205)	$8,948,095	$1,363,377	$-	$-

Investment income	$952,796	$-	$-	$1,125,894	$-	$-	$-

	LogMeIn, Inc.	OPNET Technologies, Inc. (2)	Oxford Industries, Inc.	P.F. Chang's China Bistro, Inc.	RealD Inc. (1)	Stratasys Ltd. (3)	WMS Industries, Inc.	Total

March 31, 2012
Balance
Shares	-	-	955,825	1,918,000	-	1,323,750	3,304,525	-
Cost	$-	$-	$24,297,815	$63,948,120	$-	$38,322,219	$60,742,586	$407,888,589

Gross Additions
Shares	662,000	277,500	84,150	-	-	-	-	-
Cost	$16,588,927	$7,172,266	$3,877,246	$-	$-	$-	$-	$76,513,594

Gross Deductions
Shares	-	3,000	-	678,950	-	26,100	550,475	-
Cost	$-	$108,072	$-	$26,054,992	$-	$913,046	$19,782,828	$69,732,560

September 30, 2012
Balance
Shares	1,893,450	-	1,039,975	-	2,549,300	1,297,650	-	-
Cost	$56,650,303	$-	$28,175,061	$-	$40,070,877	$37,409,173	$-	$474,104,064

Realized gain (loss)	$-	$17,756	$-	$8,797,061	$-	$962,578	$(8,846,893)	$22,519,706

Investment income	$-	$417,188	$435,064	$370,796	$-	$-	$-	$3,301,738

* As a result of the Buffalo Small Cap Fund's beneficial ownership of common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the  respective issuer. The Fund disclaims that the "affiliated persons" are affiliates of the Distributors, Advisor, Funds or any other client of the Advisor.

(1) Security is an affiliate due to decrease in the outstanding shares of the issuing company
(2) Security no longer an affiliate due to an increase in the outstanding shares of issuing company
(3) Security no longer an affiliate due to the dilution of its outstanding share through a merger with Objet Ltd. to form a new company, Stratasys Ltd., which the Fund now holds.

Note: Schedule may not roll forward, as the schedule only reflects activity during the time the Fund was deemed an affiliate (held more than 5% of a Stock's outstanding securities).

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Buffalo Funds

By (Signature and Title) /s/ Kent W. Gasaway
         Kent W. Gasaway, President and Treasurer

Date 2/27/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By (Signature and Title) /s/ Kent W. Gasaway
                 Kent W. Gasaway, President and Treasurer

Date 2/27/2013